COHEN & STEERS REALTY SHARES, INC. (CSRSX)

COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC. (CSRIX)

COHEN & STEERS REAL ESTATE SECURITIES FUND, INC.

Class A (CSEIX), Class B (CSBIX), Class C (CSCIX), Class I (CSDIX), Class R (CIRRX) and Class Z (CSZIX) Shares

COHEN & STEERS INSTITUTIONAL GLOBAL REALTY SHARES, INC. (GRSIX)

COHEN & STEERS GLOBAL REALTY SHARES, INC.

Class A (CSFAX), Class B (CSFBX), Class C (CSFCX), Class I (CSSPX), Class R (GRSRX) and Class Z (CSFZX) Shares

COHEN & STEERS INTERNATIONAL REALTY FUND, INC.

Class A (IRFAX), Class C (IRFCX) and Class I (IRFIX) Shares

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

Class A (CPXAX), Class C (CPXCX), Class I (CPXIX), Class R (CPRRX) and Class Z (CPXZX) Shares

COHEN & STEERS GLOBAL INFRASTRUCTURE FUND, INC.

Class A (CSUAX), Class B (CSUBX), Class C (CSUCX), Class I (CSUIX), Class R (CSURX) and Class Z (CSUZX) Shares

COHEN & STEERS REAL ASSETS FUND, INC.

Class A (RAPAX), Class C (RAPCX), Class I (RAPIX), Class R (RAPRX) and Class Z (RAPZX) Shares

COHEN & STEERS ACTIVE COMMODITIES STRATEGY FUND, INC.

Class A (CDFAX), Class C (CDFCX), Class I (CDFIX), Class R (CDFRX) and Class Z (CDFZX) Shares

Supplement dated December 17, 2014 to

Summary Prospectuses and Prospectuses dated May 1, 2014

COHEN & STEERS DIVIDEND VALUE FUND, INC.

Class A (DVFAX), Class C (DVFCX), Class I (DVFIX), Class R (DVFRX) and Class Z (DVFZX) Shares

Supplement dated December 17, 2014 to

Summary Prospectuses and Prospectuses dated July 1, 2014

COHEN & STEERS MLP & ENERGY OPPORTUNITY FUND, INC.

Class A (MLOAX), Class C (MLOCX), Class I (MLOIX), Class R (MLORX) and Class Z (MLOZX) Shares

Supplement dated December 17, 2014 to

Summary Prospectuses and Prospectuses dated December 19, 2013

Effective February 1, 2015, the Fund will no longer accept investments from investors with non-U.S. addresses. Existing non-U.S. address investors can remain in the Fund, but will be prohibited from making further investments into their accounts. U.S. Army, Navy and Diplomatic post office addresses abroad will be treated as U.S. addresses and will continue to be able to invest in the funds.

For more information, please call (800) 437-9912.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR RECORDS

MULTIFDPROSUP-1214